NATURE OF OPERATIONS AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS AND BASIS OF PRESENTATION

1. NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Z Squared Inc. (the “Company”), formerly known as Preferred Asset Holdings, Inc., was incorporated in the State of Wyoming on December 21, 2022. The Company changed its name to Z Squared Inc. on April 3, 2025, and is headquartered in Fort Lauderdale, Florida.

As of December 31, 2025, the Company had not issued any shares of common stock, and therefore had no stockholders of record. The Company is a development-stage enterprise currently focused on establishing operations in the cryptocurrency mining industry. As of December 31, 2025, the Company had not commenced principal operations and had not generated any revenues. As of December 31, 2025, the Company had no subsidiaries.

On April 25, 2025, the Company entered into an Asset-for-Share Exchange Agreement (the “Exchange Agreement”) with BSG Series CM LLC (“Transferor”), a South Carolina limited liability company. Pursuant to the terms of the Exchange Agreement, Transferor agreed to contribute certain computer equipment consisting of cryptocurrency mining machines (the “Assets”) to the Company in exchange for 40,446,956 shares of the Company’s common stock (the “Shares”). The Shares will be issued pursuant to an exemption from registration under the Securities Act of 1933 and will be subject to customary restrictive legends and transfer limitations. The transfer of the Assets and the issuance of the Shares is contingent upon satisfaction of certain closing conditions, including the concurrent closing of the Merger Transaction (see below) and satisfaction of conditions set forth in the SEC litigation matter described below, and compliance with a court order issued in the matter Securities and Exchange Commission v. David Feingold, et al., Case No. 1:25-cv-20436-DPG (S.D. Fla.), dated April 21, 2025. That order requires Transferor to make a court-appointed monitor aware of all material business decisions prior to effecting such transfer. Transferor must provide financial statements, contractual agreements, any records reflecting the valuation of assets, communications with investors, and other relevant records to the monitor, and the Transferor must comply with any determinations or recommendations for action issued by the monitor. The Exchange Agreement includes the following resale restrictions on the Shares:

•	Lock-Up: No sales are permitted unless the 10-day volume-weighted average price (“VWAP”) of common stock exceeds $16.00 per share.
•	Leak-Out: Transferor may sell no more than 1/18th of its holdings per calendar month for 18 months following the Company becoming publicly traded, subject to:

o	Daily volume cap of 5% of the average daily trading volume over the prior 10 trading days;
o	Prohibition on short sales or below-ask trades;
o	Aggregation of sales across affiliated entities.

•	Suspension/Reinstatement: If the closing price exceeds $35.00 for two consecutive trading days, restrictions are suspended. If it subsequently falls below $35.00 for two consecutive days, restrictions are reinstated.

The assets to be delivered by Transferor are expected to consist of approximately 9,000 cryptocurrency mining machines. Given the contribution of the mining machines in exchange for shares of Z Squared, and the related-party nature of the relationship with BSG Series CM, the value of the cryptocurrency machines was determined based on the historical carrying amount recognized in the accounts of BSG Series CM. The Company considered the requirements of ASC 850-10-50-5, which presumes that transactions between related parties are not necessarily consummated on an arm’s-length basis, and ASC 805-50-30-5, which requires that transfers of assets or exchanges of shares between entities under common control be recognized at the historical carrying amounts in the accounts of the transferring entity. As of the date these unaudited financial statements were issued, no assets or consideration have been exchanged.

Merger Agreement

On the same date as the Exchange Agreement, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Coeptis Therapeutics Holdings, Inc. (“Coeptis”) and CP Merger Sub Inc., a wholly-owned subsidiary of Coeptis. Under the Merger Agreement, CP Merger Sub Inc. will merge with and into the Company, with the Company continuing as the surviving corporation and becoming a wholly-owned subsidiary of Coeptis. The closing of the merger is subject to customary conditions including shareholder approval, SEC effectiveness of a registration statement, delivery of the Assets under the Exchange Agreement, and satisfaction of the SEC order noted above.

Following the closing of the Merger (as described in Note 8), the Company will become the operating entity for the combined company’s cryptocurrency mining business. As of December 31, 2025 and through the date these financial statements were issued, the Merger had not yet closed, and these audited financial statements do not reflect the effects of the proposed transactions.

Basis of Presentation.

The accompanying audited financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).